Related party transactions (Details Narrative) - GBP (£)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
NIPRO corporation [member]
IfrsStatementLineItems [Line Items]
Significant interest	£ 17,132	£ 22,718
Executive directors [member]
IfrsStatementLineItems [Line Items]
Due to related parties	£ 356,332		£ 591,886